Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Voyage revenues	$ 106,912	$ 121,042	$ 142,351
Management fee income	153	0	0
Total revenues	107,065	121,042	142,351
Expenses
Voyage expenses (Note 18)	22,429	16,839	15,374
Vessel operating expenses (Note 18)	25,247	22,349	30,168
Dry docking expenses	3,096	6,576	6,122
Depreciation	50,224	46,937	58,298
Management fees	54	164	771
Loss on derivative instruments, net (Note 19)	390	2,083	2,154
General and administrative expenses	12,455	15,404	8,742
Bad debt expense (Note 16 and 17)	3,139	2,131	0
Vessel impairment loss (Note 6 and Note 19)	62,020	34,947	75,208
Gain on time charter agreement termination (Note 7)	(2,010)	0	(16,219)
Loss on time charter agreement termination (Note 7)	0	0	11,040
Other operational loss (Note 11)	4,050	0	0
Other operational gain (Note 10)	(9,260)	(26,648)	0
Total Operating Expenses	171,834	120,782	191,658
Operating income/(loss)	(64,769)	260	(49,307)
Other Income (Expenses):
Interest and finance costs (Note 8)	(5,227)	(5,916)	(9,914)
Interest and other income	744	525	806
Loss on debt extinguishment (Note 8)	(307)	0	0
Total other expenses, net	(4,790)	(5,391)	(9,108)
Net loss	$ (69,559)	$ (5,131)	$ (58,415)
Loss per share, basic and diluted (Note 12)	$ (0.98)	$ (0.08)	$ (0.96)
Weighted average number of shares outstanding, basic and diluted (Note 12)	71,047,277	61,489,162	60,873,421